ESOP Plan - Summary of ESOP shares (Details) (Employee Stock Ownership Plan (the "ESOP"))	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Ownership Plan (the "ESOP")
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Allocated shares	1,128,303	1,017,619
Shares committed for allocation	110,684	110,684
Unallocated shares	442,736	553,420
Total ESOP shares	1,681,723	1,681,723